CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.000001	$ 0.000001
Common Stock, Shares Authorized	49,000,000,000	49,000,000,000
Common stock shares, issued	5,500,000	5,500,000
Common stock shares, outstanding	5,500,000	5,500,000
Preferred Stock, Par or Stated Value Per Share	$ 0.000001	$ 0.000001
Preferred Stock, Shares Authorized	1,000,000,000	1,000,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0